SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Sep. 30, 2015
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

MOHEGAN TRIBAL GAMING AUTHORITY

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

FOR THE FISCAL YEARS ENDED SEPTEMBER 30, 2015, 2014 and 2013

(in thousands)

	Column A	Column B	Column C	Column D
	Balances at Beginning of Year	Charges to Costs and Expenses	Deductions from Reserves (1)	Balances at End of Year
Description:
Fiscal Year ended September 30, 2015
Reserves and allowances deducted from asset accounts:
Reserves for uncollectible accounts:	$38,636	$5,878	$2,179	$42,335
Fiscal Year ended September 30, 2014
Reserves and allowances deducted from asset accounts:
Reserves for uncollectible accounts:	$34,420	$6,146	$1,930	$38,636
Fiscal Year Ended September 30, 2013
Reserves and allowances deducted from asset accounts:
Reserves for uncollectible accounts:	$30,998	$3,436	$14	$34,420

(1)	Deductions from reserves include write-off of uncollectible accounts, net of recoveries of accounts previously written-off.